Non-controlling interests (Tables)	6 Months Ended
Jun. 30, 2013
Non Controlling Interest (Abstract)
Non controlling interests

	Six-month period ended June 30,
	2012	2013

Balance at the beginning of the period.	$ 793,334	$ 1,021,559
Net income/(loss) for the period.	(13,227)	17,738
Sale of subsidiary shares to non controlling interests (Note 11)	262,245	168,502
Amortization of stock based compensation	160	234
Other comprehensive income	2,060	1,491

Balance at the end of the period	$ 1,044,572	$ 1,209,524